Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Generations Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~52% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the first year which reflects the adviser's fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of large capitalization companies.  The Fund defines a large cap company as one with a market capitalization, at the time of purchase, of at least $10 billion or greater than the median capitalization of the Standard & Poor's 500 Index.  As of ~~September 30, 2012, the median capitalization of the Standard & Poor's 500 Index was approximately $12 billion. The adviser uses one of the three primary strategies to select investments:~~

~~Core Equity Strategy – Focuses on investing in entities with:~~

~~o~~

~~Strong underlying fundamentals (including company revenue, price-to-earnings ratio, price momentum and anticipated growth rate), and~~

~~o~~

~~Attractive valuations~~

~~Growth Opportunities Strategy – Focuses on investing in entities with:~~

~~o~~

~~Growing earnings, or~~

~~o~~

~~Growing market share, or~~

~~o~~

~~Growing cash flow, and~~

~~o~~

~~Strong long-term price appreciation prospects~~

~~Contrarian Value Strategy – Focuses on investing in entities with:~~

~~o~~

~~Temporary setbacks, or~~

~~o~~

~~Negative market sentiment, or~~

~~o~~

~~Prospects unappreciated by the market, and~~

~~o~~

~~Exceptionally attractive valuation~~

~~The amounts allocated to each strategy will vary based on the adviser's assessment of the environment and attractiveness of investment opportunities at any particular time.  Equity securities in which the Fund may invest include common and preferred stocks.  These securities are generally U.S. companies traded in U.S. markets, although the Fund also may invest in foreign companies, including American Depositary Receipts ("ADRs").  An ADR is an U.S. dollar denominated certificate issued by an U.S. bank that evidences ownership of shares of a foreign company.  ADRs are alternatives to the direct purchase of the underlying foreign stock.  There is no limit on the extent to which the Fund may invest in foreign companies; however, the Fund currently intends to invest primarily in U.S. companies.~~

~~The adviser allocates among sectors based on a top-down analysis of the global macroeconomic and investment environment, including the condition of the overall economy, current interest rate policy and outlook, geopolitical climate in the U.S. and abroad, relative valuation of securities markets, economic/societal trends and “themes” that management believes offer attractive investment opportunities.  The adviser selects specific securities based on their own merits in keeping with these broader views.  Fundamental analysis is a cornerstone of the security selection process, as securities will be evaluated based on a variety of financial strength criteria (such as revenues, earnings, future growth, return on equity and profit margins) and relative valuation (how the previously listed metrics compare to similar sized companies and across the markets generally).  Stock price momentum and technical assessments (assessments of the trading patterns and history of the security) are used as a secondary method to determine purchase and sale timing.~~

~~The Fund will sell securities when the adviser determines that all or any combination of the following factors appear, causing a security or portfolio strategy to become unattractive looking forward:  a fundamental change in company direction, management or strategy that would cause the company to experience apparent negative future prospects; an upside price target is reached; a downside loss threshold is reached.  In addition, securities may be sold to take advantage of more favorable opportunities, or for operational or administrative reasons, such as to provide liquidity or fulfill redemption requests from Fund shareholders.~~

~~Because the adviser uses a variety of proprietary investment strategies, holding periods of individual securities or instruments will vary.  The portion of the Fund's portfolio managed under the “core equity" strategy should undergo a lower rate of turnover and have longer holding period than securities in other parts of the portfolio.  The portion of the portfolio managed under the “growth opportunities” and “contrarian value” strategies may experience moderately to significantly higher turnover as management seeks to take advantage of market opportunities as they arise.  The use of multiple strategies is expected to result in a high rate of portfolio turnover.~~

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

o

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Large Cap Risks.  Because the investment focus of the Fund is on large cap stocks, the value of a Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of large cap issuers may change as large cap investing style goes in and out of favor depending on a variety of political, regulatory, market, or economic developments.

o

Issuer-Specific Risks.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

o

Management Risk. The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

o

Foreign Risk. To the extent the Fund invests in securities of foreign issuers, the Fund could be subject to greater risks than a fund that invests exclusively in U.S. issuers.  Foreign markets can be more volatile than U.S. markets due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-238-2406.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-238-2406
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	*The Fund’s year-to-date return as of September 30, 2012 was 10.48%.

Best Quarter:	2nd Quarter 2009	19.18%
Worst Quarter:	3rd Quarter 2011	(14.88)%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return as of September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.88%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%	[1]
Generations Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,739
Annual Return 2009	rr_AnnualReturn2009	25.81%
Annual Return 2010	rr_AnnualReturn2010	14.34%
Annual Return 2011	rr_AnnualReturn2011	(0.23%)
One Year	rr_AverageAnnualReturnYear01	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2008
Generations Multi-Strategy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Generations Multi-Strategy Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other mutual funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least November 30, 201 3 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.35% of the Fund's net assets. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.